UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22081

China Finance, Inc.
(Exact name of registrant as specified in charter)

1330 Ave of Americas, 21st floor, New York NY 10019
(Address of principal executive offices) (Zip code)

Wei Wei, 1330 Ave of Americas, 21st floor, New York NY 10019
(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-823-0530

Date of fiscal year end: 12/31

Date of reporting period: 7/01/2007 – 6/30/2008

Item 1.                      Proxy Voting Record.

There were no matters relating to a portfolio security considered at any shareholder meeting held during the period covered by this report with respect to which the registrant was entitled to vote.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

China Finance, Inc.
(Registrant)

By:              /s/ Zhiyong Xu
Zhiyong Xu, Chief Executive Officer

Date:           August 26, 2008